Operating income - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended		8 Months Ended	12 Months Ended
	Oct. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Income [Line Items]
Research tax credit ("CIR")				€ 4,493	€ 4,476	€ 4,204
Covid-19 conditional advance
Disclosure Of Operating Income [Line Items]
Proceeds from conditional advances		€ 4,459	€ 6,300
Proceeds from government grants	€ 3,279